Consolidated Statements of Partners' Equity (USD $) In Thousands, except Share data	Total	General	Common	Subordinated
Balance at Dec. 31, 2011	$ 45,339	$ 63	$ 14,039	$ 31,237
Balance at Dec. 31, 2011		30,000	6,735,000	14,985,000
-Net income	29,836	41	9,239	20,556
Balance at Dec. 31, 2012	75,175	104	23,278	51,793
Balance at Dec. 31, 2012		30,000	6,735,000	14,985,000
-Net income	45,620	46	22,787	22,787
-Issuance of common units, net of issuance costs (Note 8), value	136,904		136,904
-Issuance of common units, net of issuance costs (Note 8), shares			8,250,000
Balance at Dec. 31, 2013	257,699	150	182,969	74,580
Balance at Dec. 31, 2013		30,000	14,985,000	14,985,000
-Net income	50,561	68	28,323	22,170
-Issuance of common units, net of issuance costs (Note 8), value	120,570	126	120,444
-Issuance of common units, net of issuance costs (Note 8), shares		5,526	5,520,000
Distributions declared and paid (Note 8)	(43,010)	(44)	(23,568)	(19,398)
Preferential deemed dividend (Note 8)	(88,122)	(200)	(3,439)	(84,483)
Balance at Dec. 31, 2014	$ 297,698	$ 100	$ 304,729	$ (7,131)
Balance at Dec. 31, 2014		35,526	20,505,000	14,985,000